Financial Instruments - Additional Information (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Realized gains or losses non-marketable equity securities	$ 0	$ 0	$ 0
Foreign currency exchange rate	10
Maximum [Member] | Marketability Adjustments [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		35
Maximum [Member] | Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		11
Maximum [Member] | Expected Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		22
Minimum [Member] | Marketability Adjustments [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		20
Minimum [Member] | Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		10
Minimum [Member] | Expected Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		20